3. Principles of Consolidation, Investments in Subsidiaries, Acquisitions Under Approval and Business Combination (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SummaryOfAssetsAndLiabilitiesFairValueLineItems [Line Items]
Cash and cash equivalents	R$ 5,002,004	R$ 4,274,158	R$ 2,702,893	R$ 2,827,369
Trade receivables	4,667,109	3,729,407
Inventories	3,491,879	2,761,207
Recoverable taxes	1,194,826	724,389
Current assets	15,201,291	13,011,796
Escrow deposits	822,660	778,770
Property, plant, and equipment	6,607,788	5,787,982	R$ 5,438,895	R$ 5,091,971
Intangible assets	3,727,473	3,371,599
Noncurrent assets	13,139,031	11,147,874
Trade payables	2,155,498	1,709,653
Salaries and related charges	388,118	362,718
Taxes payable	38,524	7,645
Other payables	125,150	102,714
Current liabilities	7,013,988	5,486,946
Provision for tax, civil and labor risks	925,796	779,782
Deferred income and social contribution taxes	162,834	74,884
Noncurrent liabilities	11,605,502	10,114,166
Participation of non-controlling interests	339,571	R$ 30,935
Acquisition Date
SummaryOfAssetsAndLiabilitiesFairValueLineItems [Line Items]
Cash and cash equivalents	73,316
Trade receivables	157,016
Inventories	112,998
Recoverable taxes	5,595
Other receivables	15,497
Current assets	364,422
Related parties	7,077
Indemnity asset	202,352
Escrow deposits	4,095
Other receivables	5,257
Property, plant, and equipment	172,526
Intangible assets	9,944
Noncurrent assets	401,251
Total assets acquired	765,673
Preliminary goodwill	123,673
Total assets acquired and preliminary goodwill	889,346
Trade payables	33,453
Salaries and related charges	18,251
Taxes payable	20,089
Other payables	28,743
Current liabilities	100,536
Provision for tax, civil and labor risks	202,352
Deferred income and social contribution taxes	3,300
Post-employment benefits	44,478
Noncurrent liabilities	250,130
Total liabilities	(350,666)
Participation of non-controlling interests	(182,603)
Preliminary consideration transferred	R$ 356,077